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                                    [LOGO]

                                 NATIONWIDE(R)

                                 MULTI-FLEX(R)

                                    ANNUITY

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                                 ANNUAL REPORT

                                December 31, 2000

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  Nationwide(R)
   Multi-Flex                                             NATIONWIDE(R) [LOGO]
Variable Account

                                                      Nationwide is on your side
                                                             Columbus, Ohio



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                              NATIONWIDE(R) [LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide Multi-Flex Variable Account.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                February 16, 2001


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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-Flex Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equalS CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.



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                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:
      AIM VI - Capital Appreciation Fund (AIMCapAp)
         222,650 shares (cost $7,646,828) ..................................................................    $ 6,866,518
      AIM VI - International Equity Fund (AIMIntEq)
         37,741 shares (cost $1,011,570) ...................................................................        759,348
      American Century VP - American Century VP Balanced (ACVPBal)
         943,541 shares (cost $7,038,323) ..................................................................      6,859,542
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         2,038,958 shares (cost $24,804,214) ...............................................................     32,174,751
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         1,140,170 shares (cost $7,841,059) ................................................................      8,106,610
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,579,253 shares (cost $45,664,896) ...............................................................     54,436,866
      Dreyfus Stock Index Fund (DryStkIx)
         2,901,953 shares (cost $80,941,396) ...............................................................     98,666,402
      Dreyfus VIF - Appreciation Portfolio (DryAp)
         268,906 shares (cost $10,396,436) .................................................................     10,463,138
      Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
         586,221 shares (cost $6,752,197) ..................................................................      6,677,058
      Dreyfus VIF - Small Cap Portfolio (DrySmCap)
         2,309,189 shares (cost $109,635,966) ..............................................................     93,060,302
      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         4,481,472 shares (cost $97,641,046) ...............................................................    114,367,155
      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         2,208,183 shares (cost $26,249,549) ...............................................................     18,062,939
      Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)
         676,936 shares (cost $22,340,095) .................................................................     20,917,333
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,600,032 shares (cost $33,318,113) ...............................................................     23,488,463
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         4,984,347 shares (cost $55,469,018) ...............................................................     57,020,932
      Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd)
         31,718 shares (cost $296,718) .....................................................................        249,937

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
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         28,126,793 shares (cost $28,126,793) ..............................................................     28,126,793
      Nationwide SAT - Total Return Fund (NSATTotRe)
         24,692,605 shares (cost $316,833,893) .............................................................    287,421,926
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         2,157,296 shares (cost $36,335,598) ...............................................................     37,278,067
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,609,586 shares (cost $34,718,780) ...............................................................     38,533,486
      Templeton VPS - Templeton International Fund - Class I (TemIntFd)
         1,911,363 shares (cost $36,586,126) ...............................................................     35,895,396
                                                                                                                 ----------
            Total investments ..............................................................................    979,432,962
   Accounts receivable                                                                                               -
                                                                                                                 ----------
            Total assets ...................................................................................    979,432,962
Accounts payable ...........................................................................................        573,238
                                                                                                                 ----------
Contract owners' equity (note 4) ...........................................................................  $ 978,859,724
                                                                                                                 ==========


See accompanying notes to financial statements.

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                 Total         AIMCapAp        AIMIntEq         ACVPAdv         ACVPBal
                                             -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends...................  $    16,769,425               -           1,887         250,043           1,879
  Mortality and expense risk charges
    (note 2).............................      (14,405,001)        (80,009)        (10,004)        (66,625)        (43,474)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        2,364,424         (80,009)         (8,117)        183,418         (41,595)
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.      307,670,581         651,951         373,375       9,999,172       1,424,864
    Cost of mutual fund shares sold......     (209,158,916)       (424,093)       (338,939)     (9,911,817)     (1,413,834)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       98,511,665         227,858          34,436          87,355          11,030
  Change in unrealized gain (loss)
    on investments.......................     (309,243,363)     (1,555,228)       (326,262)     (1,432,142)       (181,215)
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......     (210,731,698)     (1,327,370)       (291,826)     (1,344,787)       (170,185)
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............      182,506,830         191,150          48,307       1,558,701           1,183
                                            --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $   (25,860,444)     (1,216,229)       (251,636)        397,332        (210,597)
                                            ==============  ==============  ==============  ==============   =============

                                              ACVPCapAp        ACVPIncGr       DrySRGro        DryStkix          DryAp
                                            -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends...................  $             -          48,831         449,166        1,037,911          69,536
  Mortality and expense risk charges
    (note 2).............................         (483,098)       (114,592)       (799,045)      (1,468,442)       (157,488)
                                            --------------  --------------  --------------   --------------  --------------
    Net investment activity..............         (483,098)        (65,761)       (349,879)        (430,531)        (87,952)
                                            --------------  --------------  --------------   --------------  --------------

  Proceeds from mutual funds shares sold.       11,651,161       1,464,741       4,977,452       18,779,173       6,779,878
    Cost of mutual fund shares sold......       (6,432,762)     (1,202,757)     (2,408,876)      (8,467,913)     (5,955,660)
                                            --------------  --------------  --------------   --------------  --------------
    Realized gain (loss) on investments..        5,218,399         261,984       2,568,576       10,311,260         824,218
  Change in unrealized gain (loss)
    on investments.......................       (3,090,739)     (1,277,671)     (9,579,631)     (23,378,431)     (1,121,664)
                                            --------------  --------------  --------------
    Net gain (loss) on investments.......        2,127,660      (1,015,687)     (7,011,055)     (13,067,171)       (297,446)
                                            --------------  --------------  --------------   --------------  --------------
  Reinvested capital gains...............        1,087,162               -               -        1,618,703         117,825
                                            --------------  --------------  --------------   --------------  --------------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $     2,731,724      (1,081,448)     (7,360,934)     (11,878,999)       (267,573)
                                            ==============  ==============  ==============   ==============  ==============

                                             DryQualBd    DrySmcAp       FidVIPEI        FidVIPHI       JanASIntGr       NSATCapAp
                                            ----------   ----------   -------------    -----------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends...................  $    384,742      328,573       2,213,531      1,641,805       1,207,319          75,003
  Mortality and expense risk charges
    (note 2).............................       (81,902)  (1,184,770)     (1,545,999)      (289,491)       (304,237)       (491,983)
                                            -----------  -----------   -------------   ------------  --------------  --------------
    Net investment activity..............       302,840     (856,197)        667,532      1,352,314         903,082        (416,980)
                                            -----------  -----------   -------------   ------------  --------------  --------------

  Proceeds from mutual funds shares sold.       955,892    4,950,966      32,338,224      2,794,430       3,158,340      18,951,571
    Cost of mutual fund shares sold......      (997,908)  (3,229,838)    (22,417,337)    (3,392,721)     (1,952,678)    (11,189,616)
                                            -----------  -----------   -------------   ------------  --------------  --------------
    Realized gain (loss) on investments..       (42,016)   1,721,128       9,920,887       (598,291)      1,205,662       7,761,955
  Change in unrealized gain (loss)
    on investments.......................       330,744  (31,986,695)    (11,967,741)    (6,341,901)     (6,940,527)    (22,391,233)

    Net gain (loss) on investments.......       288,728  (30,265,567)     (2,046,854)    (6,940,192)     (5,734,865)    (14,629,278)
                                            -----------  -----------   -------------   ------------  --------------  --------------
  Reinvested capital gains...............             -   40,991,458       8,339,351              -               -       5,276,205
                                            -----------  -----------   -------------   ------------  --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $    591,568    9,869,694       6,960,029     (5,587,878)     (4,831,783)     (9,770,053)
                                            ===========  ===========   =============   ============  ==============  ==============

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                               NSATGvtBd      NSATHIncBd       NSATMyMkt       NSATTotRe
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends...................  $     3,609,252          28,984       1,727,434       2,072,675
  Mortality and expense risk charges
    (note 2).............................         (818,846)         (3,927)       (386,204)     (4,472,683)
                                            --------------  --------------  --------------  --------------
    Net investment activity..............        2,790,406          25,057       1,341,230      (2,400,008)
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual funds shares sold.       24,206,284         161,895      24,972,582     118,443,106
    Cost of mutual fund shares sold......      (24,212,451)       (186,011)    (24,972,582)    (64,294,871)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..           (6,167)        (24,116)              -      54,148,235
  Change in unrealized gain (loss)
    on investments.......................        3,536,887         (30,261)              -    (169,190,527)
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......        3,530,720         (54,377)              -    (115,042,292)
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains...............                -               -               -     107,154,108
                                            --------------  --------------  --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $     6,321,126         (29,320)      1,341,230     (10,288,192)
                                            ==============  ==============  ==============  ==============

                                              NBAMTBal         StOpp2          TemintFd
                                            -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends...................  $      840,811                -         780,043
  Mortality and expense risk charges
    (note 2).............................        (623,356)        (490,983)       (487,843)
                                            -------------   --------------  --------------
    Net investment activity..............         217,455         (490,983)        292,200
                                            -------------   --------------  --------------

  Proceeds from mutual funds shares sold.      13,701,481        2,216,883       4,717,160
    Cost of mutual fund shares sold......     (10,469,765)      (1,421,952)     (3,864,535)
                                            -------------   --------------  --------------
    Realized gain (loss) on investments..       3,231,716          794,931         852,625
  Change in unrealized gain (loss)
    on investments.......................     (11,813,597)      (3,401,498)     (7,104,031)
                                            -------------   --------------  --------------
    Net gain (loss) on investments.......      (8,581,881)      (2,606,567)     (6,251,406)
                                            -------------   --------------  --------------
  Reinvested capital gains...............       6,658,313        4,875,923       4,588,441
                                            -------------   --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $   (1,706,113)       1,778,373      (1,370,765)
                                            =============   ==============  ==============

See accompanying notes to financial statements.

                                       9
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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                         Total                         AIMCapAp
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $     2,364,424      1,851,855          (80,009)        (19,796)
  Realized gain (loss) on investments....       98,511,665     102,179,395         227,858          29,459
  Change in unrealized gain (loss)
    on investments.......................     (309,243,363)     (6,769,371)     (1,555,228)        696,998
  Reinvested capital gains...............      182,506,830      34,832,101         191,150          54,532
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................      (25,860,444)    132,093,980      (1,216,229)        761,193
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       88,809,731     120,515,358         968,681         511,618
  Transfers between funds................                -               -       4,797,939         892,099
  Redemptions............................     (291,062,463)   (297,316,112)       (497,229)       (228,058)
  Annuity benefits ......................         (135,230)       (120,625)              -               -
  Annual contract maintenance charges
    (note 2).............................       (1,681,710)     (1,877,502)         (9,406)         (3,883)
  Contingent deferred sales charges
    (note 2).............................       (2,226,931)     (1,127,839)        (11,360)         (1,060)
  Adjustments to maintain reserves.......          108,108          23,947              93              22
                                            --------------  --------------  --------------  --------------
      Net equity transactions............     (206,188,495)   (179,902,773)      5,248,718       1,170,738
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     (232,048,939)    (47,808,793)      4,032,489       1,931,931
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    1,210,908,663   1,258,717,456       2,834,110         902,179
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   978,859,724   1,210,908,663       6,866,599       2,834,110
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................       36,685,416      39,644,835         177,522          80,661
                                            --------------  --------------  --------------  --------------
  Units purchased........................        9,714,575      10,339,584         426,533         129,033
  Units redeemed.........................      (13,803,894)    (13,299,003)       (114,950)        (32,172)
                                            --------------  --------------  --------------  --------------
  Ending units...........................       32,596,097      36,685,416         489,105         177,522
                                            ==============  ==============  ==============  ==============

                                                     AIMIntEq                          ACVPAdv
                                            ---------------------------      ---------------------------
                                               2000            1999             2000            1999
                                            ------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $      (8,117)            (293)        183,418         157,085
  Realized gain (loss) on investments....         34,436            3,068          87,355         631,110
  Change in unrealized gain (loss)
    on investments.......................       (326,262)          76,717      (1,432,142)       (253,879)
  Reinvested capital gains...............         48,307            7,154       1,558,701         676,891
                                            ------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................       (251,636)          86,646         397,332       1,211,207
                                            ------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        145,190           55,483         268,011         527,093
  Transfers between funds................        640,008           62,728      (8,291,483)       (158,687)
  Redemptions............................        (86,476)         (28,106)     (1,720,371)     (2,733,749)
  Annuity benefits ......................              -                -             (27)            (33)
  Annual contract maintenance charges
    (note 2).............................         (1,030)            (389)         (7,037)        (13,901)
  Contingent deferred sales charges
    (note 2).............................         (1,830)             (99)        (10,076)        (10,734)
  Adjustments to maintain reserves.......             16               (1)        (14,989)           (514)
                                            ------------   --------------  --------------  --------------
      Net equity transactions............        695,878           89,616      (9,775,972)     (2,390,525)
                                            ------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        444,242          176,262      (9,378,640)     (1,179,318)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        315,124          138,862       9,378,640      10,557,958
                                            ------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $     759,366          315,124               -       9,378,640
                                            ============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................         18,221           12,288         457,344         580,633
                                            ------------   --------------  --------------  --------------
  Units purchased........................         74,705           18,381          71,248          64,490
  Units redeemed.........................        (32,482)         (12,448)       (528,592)       (187,779)
                                            ------------   --------------  --------------  --------------
  Ending units...........................         60,444           18,221               -         457,344
                                            ============   ==============  ==============  ==============

                                       10

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        ACVPBal                        ACVPCapAp
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $       (41,595)           (136)       (483,098)       (324,124)
  Realized gain (loss) on investments....           11,030              57       5,218,399         391,000
  Change in unrealized gain (loss)
    on investments.......................         (181,215)          2,435      (3,090,739)     13,035,532
  Reinvested capital gains...............            1,183               -       1,087,162               -
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         (210,597)          2,356       2,731,724      13,102,408
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          156,244           2,678       1,957,548       1,595,991
  Transfers between funds................        8,201,676          32,131       7,120,690         (86,820)
  Redemptions............................       (1,267,790)           (218)    (12,902,693)     (5,570,815)
  Annuity benefits ......................                -               -          (3,033)         (1,178)
  Annual contract maintenance charges
    (note 2).............................           (5,127)             (4)        (51,134)        (42,619)
  Contingent deferred sales charges
    (note 2).............................           (8,166)              -         (69,548)        (35,760)
  Adjustments to maintain reserves.......           (2,109)           (105)          1,639           1,122
                                            --------------  --------------  --------------  --------------
      Net equity transactions............        7,074,728          34,482      (3,946,531)     (4,140,079)
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        6,864,131          36,838      (1,214,807)      8,962,329
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................           36,838               -      33,374,915      24,412,586
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $      6,900,969          36,838      32,160,108      33,374,915
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................            3,482               -       1,434,465       1,703,939
                                            --------------  --------------  --------------  --------------
  Units purchased........................        1,295,814           3,744         594,334         226,170
  Units redeemed.........................         (620,435)           (262)       (745,043)       (495,644)
                                            --------------  --------------  --------------  --------------
  Ending units...........................          678,861           3,482       1,283,756       1,434,465
                                            ==============  ==============  ==============  ==============

                                                       ACVPIncGr                        DrySRGro
                                              ---------------------------      ---------------------------
                                                 2000            1999             2000            1999
                                             -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $       (65,761)         (96,858)       (349,879)       (624,494)
  Realized gain (loss) on investments....          261,984          253,968       2,568,576       1,515,448
  Change in unrealized gain (loss)
    on investments.......................       (1,277,671)       1,030,375      (9,579,631)      9,757,561
  Reinvested capital gains...............                -                -               -       1,987,299
                                            --------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................       (1,081,448)       1,187,485      (7,360,934)     12,635,814
                                            --------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        1,442,726        1,893,883       7,977,622       9,211,026
  Transfers between funds................         (402,544)       3,055,413       2,052,262       7,352,558
  Redemptions............................         (958,077)      (1,417,049)     (7,655,739)     (7,614,810)
  Annuity benefits ......................                -               (7)           (836)              -
  Annual contract maintenance charges
    (note 2).............................          (13,561)         (13,402)       (113,429)       (109,640)
  Contingent deferred sales charges
    (note 2).............................          (23,980)          (5,041)       (166,353)        (50,310)
  Adjustments to maintain reserves.......              169             (253)            571             716
                                            --------------   --------------  --------------  --------------
      Net equity transactions............           44,733        3,513,544       2,094,098       8,789,540
                                            --------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       (1,036,715)       4,701,029      (5,266,836)     21,425,354
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        9,143,623        4,442,594      59,704,187      38,278,833
                                            --------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $     8,106,908        9,143,623      54,437,351      59,704,187
                                            ==============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................          602,533          341,016       1,800,636       1,482,215
                                            --------------   --------------  --------------  --------------
  Units purchased........................          185,348          446,936         457,446         683,661
  Units redeemed.........................         (182,391)        (185,419)       (388,510)       (365,240)
                                            --------------   --------------  --------------  --------------
  Ending units...........................          605,490          602,533       1,869,572       1,800,636
                                            ==============   ==============  ==============  ==============

                                                                                                (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       DryStkix                          DryAp
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $      (430,531)       (235,104)        (87,952)        (71,242)
  Realized gain (loss) on investments....       10,311,260       5,275,716         824,218         422,597
  Change in unrealized gain (loss)
    on investments.......................      (23,378,431)     13,147,714      (1,121,664)        682,319
  Reinvested capital gains...............        1,618,703       1,028,743         117,825          46,040
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................      (11,878,999)     19,217,069        (267,573)      1,079,714
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       13,088,655      17,217,670       2,266,460       2,953,159
  Transfers between funds................       (1,964,920)     10,982,972      (1,052,157)      4,252,360
  Redemptions............................      (23,248,272)    (16,562,657)     (2,796,236)     (1,682,937)
  Annuity benefits ......................           (3,923)         (2,981)              -               -
  Annual contract maintenance charges
    (note 2).............................         (184,095)       (191,925)        (20,419)        (18,960)
  Contingent deferred sales charges
    (note 2).............................         (285,938)       (100,434)        (66,878)        (13,131)
  Adjustments to maintain reserves.......            6,622             586             548              57
                                            --------------  --------------  --------------  --------------
      Net equity transactions............      (12,591,871)     11,343,231      (1,668,682)      5,490,548
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      (24,470,870)     30,560,300      (1,936,255)      6,570,262
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      123,130,078      92,569,778      12,399,915       5,829,653
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $    98,659,208     123,130,078      10,463,660      12,399,915
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................        3,729,767       3,337,738         856,104         442,766
                                            --------------  --------------  --------------  --------------
  Units purchased........................          757,226       1,234,615         329,797         814,642
  Units redeemed.........................       (1,149,524)       (842,586)       (449,218)       (401,304)
                                            --------------  --------------  --------------  --------------
  Ending units...........................        3,337,469       3,729,767         736,683         856,104
                                            ==============  ==============  ==============  ==============

                                                      DryQualBd                        DrySmCap
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $      302,840          279,519        (856,197)       (916,694)
  Realized gain (loss) on investments....         (42,016)         (33,465)      1,721,128       2,469,942
  Change in unrealized gain (loss)
    on investments.......................         330,744         (319,758)    (31,986,695)     13,237,934
  Reinvested capital gains...............               -                -      40,991,458               -
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         591,568          (73,704)      9,869,694      14,791,182
                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         876,351        1,343,499      11,192,723      15,052,033
  Transfers between funds................        (430,563)        (990,983)        169,904      (9,094,926)
  Redemptions............................        (653,678)        (724,772)    (10,530,643)    (10,915,476)
  Annuity benefits ......................               -                -               -               -
  Annual contract maintenance charges
    (note 2).............................         (11,943)         (14,217)       (205,910)       (207,487)
  Contingent deferred sales charges
    (note 2).............................         (14,864)          (6,266)       (224,039)        (96,408)
  Adjustments to maintain reserves.......             252             (181)          3,075             701
                                            -------------   --------------  --------------  --------------
      Net equity transactions............        (234,445)        (392,920)        405,110      (5,261,563)
                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         357,123         (466,624)     10,274,804       9,529,619
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       6,320,190        6,786,814      82,788,426      73,258,807
                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $    6,677,313        6,320,190      93,063,230      82,788,426
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................         532,313          565,176       4,068,163       4,375,640
                                            -------------   --------------  --------------  --------------
  Units purchased........................          98,486          142,496         690,221         928,086
  Units redeemed.........................        (118,425)        (175,359)       (669,519)     (1,235,563)
                                            -------------   --------------  --------------  --------------
  Ending units...........................         512,374          532,313       4,088,865       4,068,163
                                            =============   ==============  ==============  ==============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       FidVIPEI                        FidVIPHI
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $       667,532         263,898       1,352,314        1,975,62
  Realized gain (loss) on investments....        9,920,887       9,218,398        (598,291)       (176,775)
  Change in unrealized gain (loss)
    on investments.......................      (11,967,741)     (7,069,937)     (6,341,901)       (220,283)
  Reinvested capital gains...............        8,339,351       4,850,267               -          86,353
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................        6,960,029       7,262,626      (5,587,878)      1,664,918
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       10,832,267      16,218,966       3,494,387       5,214,131
  Transfers between funds................      (11,487,214)     (9,309,653)     (2,312,771)     (2,997,810)
  Redemptions............................      (28,889,722)    (24,177,752)     (2,524,331)     (3,898,211)
  Annuity benefits ......................           (3,586)         (1,945)         (1,547)              -
  Annual contract maintenance charges
    (note 2).............................         (182,388)       (226,584)        (46,774)        (60,728)
  Contingent deferred sales charges
    (note 2).............................         (300,033)       (180,119)        (56,591)        (30,842)
  Adjustments to maintain reserves.......            6,245             798          (2,627)            223
                                            --------------  --------------  --------------  --------------
      Net equity transactions............      (30,024,431)    (17,676,289)     (1,450,254)     (1,773,237)
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      (23,064,402)    (10,413,663)     (7,038,132)       (108,319)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      137,433,012     147,846,675      25,098,494      25,206,813
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $    114,368,610     137,433,012      18,060,362      25,098,494
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................        5,782,561       6,528,437       1,617,224       1,733,828
                                            --------------  --------------  --------------  --------------
  Units purchased........................          561,876         828,542         278,665         431,675
  Units redeemed.........................       (1,848,840)     (1,574,418)       (375,138)       (548,279)
                                            --------------  --------------  --------------  --------------
  Ending units...........................        4,495,597       5,782,561       1,520,751       1,617,224
                                            ==============  ==============  ==============  ==============

                                                    JanASIntGr                        NSATCapAp
                                            ---------------------------      ---------------------------
                                               2000            1999             2000            1999
                                           -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income..................        903,082          (70,740)       (416,980)       (420,878)
  Realized gain (loss) on investments....      1,205,662          101,811       7,761,955      12,202,141
  Change in unrealized gain (loss)
    on investments.......................     (6,940,527)       5,520,283     (22,391,233)    (13,202,257)
  Reinvested capital gains...............              -                -       5,276,205       3,336,082
                                           -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................     (4,831,783)       5,551,354      (9,770,053)      1,915,088
                                           -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      3,402,711        2,062,705       1,214,276       3,283,685
  Transfers between funds................     10,417,029        4,482,193         (95,286)      4,181,155
  Redemptions............................     (2,761,421)      (1,059,008)    (18,168,941)    (21,374,802)
  Annuity benefits ......................              -                -          (6,170)         (6,442)
  Annual contract maintenance charges
    (note 2).............................        (29,674)         (12,999)        (47,298)        (58,224)
  Contingent deferred sales charges
    (note 2).............................        (50,960)          (8,045)        (41,716)        (27,899)
  Adjustments to maintain reserves.......            208              448          24,835             366
                                           -------------   --------------  --------------  --------------
      Net equity transactions............     10,977,893        5,465,294     (17,120,300)    (14,002,161)
                                           -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      6,146,110       11,016,648     (26,890,353)    (12,087,073)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     14,771,803        3,755,155      50,337,709      62,424,782
                                           -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $   20,917,913       14,771,803      23,447,356      50,337,709
                                           =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................        712,980          326,081       1,595,647       2,036,910
                                           -------------   --------------  --------------  --------------
  Units purchased........................        978,773          544,119         174,262         403,917
  Units redeemed.........................       (474,897)        (157,220)       (745,406)       (845,180)
                                           -------------   --------------  --------------  --------------
  Ending units...........................      1,216,856          712,980       1,024,503       1,595,647
                                           =============   ==============  ==============  ==============

                                                                                               (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       NSATGvtBd                      NSATHIncBd
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $     2,790,406       3,531,088          25,057          24,384
  Realized gain (loss) on investments....           (6,167)       (732,276)        (24,116)             44
  Change in unrealized gain (loss)
    on investments.......................        3,536,887      (6,432,465)        (30,261)        (20,305)
  Reinvested capital gains...............                -         143,792               -             176
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................        6,321,126      (3,489,861)        (29,320)          4,299
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        2,521,605       4,249,902          61,630         113,296
  Transfers between funds................       (2,436,564)     (5,526,811)        (84,302)          9,538
  Redemptions............................      (22,764,500)    (28,900,434)        (50,433)        (62,026)
  Annuity benefits ......................          (12,535)        (13,882)              -               -
  Annual contract maintenance charges
    (note 2).............................          (88,861)       (117,010)           (700)           (912)
  Contingent deferred sales charges
    (note 2).............................         (111,117)        (79,560)         (1,073)           (672)
  Adjustments to maintain reserves.......             (323)          3,519              (3)             (2)
                                            --------------  --------------  --------------  --------------
      Net equity transactions............      (22,892,295)    (30,384,276)        (74,881)         59,222
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      (16,571,169)    (33,874,137)       (104,201)         63,521
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       73,491,677     107,365,814         354,136         290,615
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $     56,920,508      73,491,677         249,935         354,136
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................        2,174,625       3,062,910          32,623          27,267
                                            --------------  --------------  --------------  --------------
  Units purchased........................          129,026         281,758           9,155          42,258
  Units redeemed.........................         (788,024)     (1,170,043)        (16,347)        (36,902)
                                            --------------  --------------  --------------  --------------
  Ending units...........................        1,515,627       2,174,625          25,431          32,623
                                            ==============  ==============  ==============  ==============

                                                       NSATMyMkt                        NSATTotRe
                                              ---------------------------      ---------------------------
                                                 2000            1999             2000            1999
                                             -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income..................  $     1,341,230        1,290,966      (2,400,008)     (3,183,000)
  Realized gain (loss) on investments....                -                -      54,148,235      68,037,712
  Change in unrealized gain (loss)
    on investments.......................                -                -    (169,190,527)    (53,970,645)
  Reinvested capital gains...............                -                -     107,154,108      15,439,049
                                            --------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................        1,341,230        1,290,966     (10,288,192)     26,323,116
                                            --------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        1,557,317        2,629,089      13,426,187      21,912,256
  Transfers between funds................        2,036,354        8,370,815     (10,039,567)    (10,866,530)
  Redemptions............................      (12,258,418)     (15,360,742)   (115,940,508)   (137,661,912)
  Annuity benefits ......................           (2,261)          (3,092)       (101,030)        (90,848)
  Annual contract maintenance charges
    (note 2).............................          (37,979)         (46,595)       (432,469)       (541,134)
  Contingent deferred sales charges
    (note 2).............................          (55,112)         (42,148)       (443,450)       (305,720)
  Adjustments to maintain reserves.......              880             (340)         95,406          15,225
                                            --------------   --------------  --------------  --------------
      Net equity transactions............       (8,759,219)      (4,453,013)   (113,435,431)   (127,538,663)
                                            --------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       (7,417,989)      (3,162,047)   (123,723,623)   (101,215,547)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       35,526,456       38,688,503     410,707,357     511,922,904
                                            --------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $    28,108,467       35,526,456     286,983,734     410,707,357
                                            ==============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................        1,536,112        1,727,280       4,229,571       5,566,513
                                            --------------   --------------  --------------  --------------
  Units purchased........................        1,368,834        1,665,137         234,077         428,244
  Units redeemed.........................       (1,743,917)      (1,856,305)     (1,406,691)     (1,765,186)
                                            --------------   --------------  --------------  --------------
  Ending units...........................        1,161,029        1,536,112       3,056,957       4,229,571
                                            ==============   ==============  ==============  ==============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    NBAMTBal                      StOpp2                        TemIntFd
                                            -------------------------     -------------------------     -------------------------
                                              2000           1999           2000           1999           2000           1999
                                           ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income..................$      217,455        172,473       (490,983)      (363,188)       292,200         483,366
  Realized gain (loss) on investments....     3,231,716        817,877        794,931        407,045        852,625       1,344,518
  Change in unrealized gain (loss)
    on investments.......................   (11,813,597)     9,965,004     (3,401,498)     5,338,403     (7,104,031)      2,228,883
  Reinvested capital gains...............     6,658,313      1,079,303      4,875,923      2,758,314      4,588,441       3,338,106
                                          -------------  -------------  -------------  -------------   ------------   -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................    (1,706,113)    12,034,657      1,778,373      8,140,574     (1,370,765)      7,394,873
                                          -------------  -------------  -------------  -------------   ------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     2,537,431      2,666,834      4,912,732      5,512,092      4,508,977       6,288,269
  Transfers between funds................     4,636,332     (2,097,348)     1,625,335      1,479,431     (3,100,158)     (4,023,825)
  Redemptions............................   (16,789,449)    (8,836,839)    (4,130,007)    (3,895,650)    (4,467,529)     (4,610,089)
  Annuity benefits ......................          (282)          (217)             -              -              -               -
  Annual contract maintenance charges
    (note 2).............................       (64,345)       (61,972)       (67,106)       (64,423)       (61,025)        (70,494)
  Contingent deferred sales charges
    (note 2).............................      (106,750)       (63,429)       (90,276)       (28,046)       (86,821)        (42,116)
  Adjustments to maintain reserves.......       (15,216)           409          1,776            577          1,040             574
                                          -------------  -------------  -------------  -------------   ------------   -------------
      Net equity transactions............    (9,802,279)    (8,392,562)     2,252,454      3,003,981     (3,205,516)     (2,457,681)
                                          -------------  -------------  -------------  -------------   ------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....   (11,508,392)     3,642,095      4,030,827     11,144,555     (4,576,281)      4,937,192
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    48,784,964     45,142,869     34,504,202     23,359,647     40,472,807      35,535,615
                                          -------------  -------------  -------------  -------------   ------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....$   37,276,572     48,784,964     38,535,029     34,504,202     35,896,526      40,472,807
                                          =============  =============  =============  =============   ============   =============
CHANGES IN UNITS:

  Beginning units........................     1,821,436      2,221,932      1,531,478      1,380,584      1,970,609       2,111,021
                                          -------------  -------------  -------------  -------------   ------------   -------------
  Units purchased........................       360,192        165,190        380,300        473,329        258,257         383,161
  Units redeemed.........................      (704,436)      (565,686)      (282,517)      (322,435)      (418,592)       (523,573)
                                          -------------  -------------  -------------  -------------   ------------   -------------
  Ending units...........................     1,477,192      1,821,436      1,629,261      1,531,478      1,810,274       1,970,609
                                          =============  =============  =============  =============   ============   =============

See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999

(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

              Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
                AIM VI - Capital Appreciation Fund (AIMCapAp)*
                AIM VI - International Equity Fund (AIMIntEq)*

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)*
                American Century VP - American Century VP Income & Growth (ACVPIncGr)*

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*

              Dreyfus Stock Index Fund (DryStkIx)*

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)*
                Dreyfus VIF - Quality Bond Portfolio (DryQualBd)*
                Dreyfus VIF - Small Cap Portfolio (DrySmCap)*

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)*
                Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)*

              Portfolio of the Janus Aspen Series (Janus AS);
                Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)*

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                  (not available to contracts established under NEA Valuebuilder)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd)*
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)*

              Strong Opportunity Fund II, Inc. (StOpp2)*

              Portfolio of the Templeton Variable Products Series Fund (Templeton VPS);
                Templeton VPS - Templeton International Fund - Class I (TemIntFd)*

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

*This fund is only available for contracts issued to Plans established under the
 NEA Valuebuilder Annuity.
                                                                     (Continued)

                    NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:


                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        AIM VI - Capital Appreciation Fund:
         Tax qualified ..........................     475,161     $ 14.039112       $  6,670,838          1.65%     (12.06)%
         Non-tax qualified ......................      13,944       14.039112            195,761          1.65%     (12.06)%

        AIM VI - International Equity Fund:
         Tax qualified ..........................      58,404       12.562930            733,725          1.86%     (27.36)%
         Non-tax qualified ......................       2,041       12.562930             25,641          1.86%     (27.36)%

        American Century VP -
        American Century VP Balanced:
          Tax qualified .........................     526,544       10.165458          5,352,561          1.44%      (3.91)%
          Non-tax qualified .....................     152,317       10.165458          1,548,372          1.44%      (3.91)%

        American Century VP -
        American Century VP Capital Appreciation:
          Tax qualified .........................     999,856       25.029137         25,025,533          1.48%       7.62%
          Non-tax qualified .....................     283,900       25.029137          7,105,772          1.48%       7.62%

        American Century VP -
        American Century VP Income & Growth:
          Tax qualified .........................     586,723       13.389004          7,855,637          1.33%     (11.77)%
          Non-tax qualified .....................      18,767       13.389004            251,271          1.33%     (11.77)%

        The Dreyfus Socially Responsible
        Growth Fund, Inc.:
          Tax qualified .........................   1,799,168       29.117547         52,387,359          1.40%     (12.18)%
          Non-tax qualified .....................      70,404       29.117547          2,049,992          1.40%     (12.18)%

        Dreyfus Stock Index Fund:
         Tax qualified ..........................   3,015,199       29.558751         89,125,516          1.32%     (10.45)%
         Non-tax qualified ......................     322,269       29.558751          9,525,869          1.32%     (10.45)%

        Dreyfus VIF - Appreciation Portfolio:
         Tax qualified ..........................     718,770       14.203768         10,209,242          1.38%      (1.94)%
         Non-tax qualified ......................      17,912       14.203768            254,418          1.38%      (1.94)%

        Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified ..........................     485,383       13.032134          6,325,576          1.26%       9.76%
         Non-tax qualified ......................      26,990       13.032134            351,737          1.26%       9.76%

        Dreyfus VIF - Small Cap Portfolio:
         Tax qualified ..........................   3,983,828       22.760162         90,672,571          1.35%      11.84%
         Non-tax qualified ......................     105,037       22.760162          2,390,659          1.35%      11.84%

        Fidelity VIP - Equity-Income Portfolio: Initial Class:
         Tax qualified ..........................   3,967,981       25.434075        100,921,926          1.23%       7.02%
         Non-tax qualified ......................     527,615       25.434075         13,419,399          1.23%       7.02%

        Fidelity VIP - High Income Portfolio: Initial Class:
         Tax qualified ..........................   1,465,252       11.875950         17,401,259          1.34%     (23.48)%
         Non-tax qualified ......................      55,499       11.875950            659,103          1.34%     (23.48)%

        Janus AS -
        Janus Aspen International Growth Portfolio:
          Tax qualified .........................   1,171,811       17.190144         20,143,600          1.70%     (17.03)%
          Non-tax qualified .....................      45,044       17.190144            774,313          1.70%     (17.03)%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..........................     724,102       22.850565         16,546,140          1.34%     (27.48)%
         Non-tax qualified ......................     300,402       22.850565          6,864,355          1.34%     (27.48)%

        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................   1,136,862       37.487059         42,617,613          1.26%      11.08%
         Non-tax qualified ......................     378,765       37.500904         14,204,030          1.26%      11.08%

        Nationwide SAT -
        High Income Bond Fund - Federated:
          Tax qualified .........................      25,051        9.827966            246,200          1.30%      (9.46)%
          Non-tax qualified .....................         380        9.827966              3,735          1.30%      (9.46)%

        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................     919,829       23.767044         21,861,616          1.21%       4.66%
         Non-tax qualified ......................     241,200       25.823320          6,228,585          1.21%       4.66%

        Nationwide SAT - Total Return Fund:
         Tax qualified ..........................   2,295,705       94.390507        216,692,759          1.30%      (3.39)%
         Non-tax qualified ......................     761,251       91.675550         69,788,104          1.30%      (3.39)%

        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..........................   1,247,211       25.233374         31,471,342          1.45%      (5.78)%
         Non-tax qualified ......................     229,982       25.233374          5,803,222          1.45%      (5.78)%

        Strong Opportunity Fund II, Inc.:
         Tax qualified ..........................   1,560,211       23.651845         36,901,869          1.34%       5.22%
         Non-tax qualified ......................      69,050       23.651845          1,633,160          1.34%       5.22%

        Templeton VPS -
        Templeton International Fund - Class I:
          Tax qualified .........................   1,761,387       19.829322         34,927,110          1.28%      (3.45)%
          Non-tax qualified .....................      48,888       19.829322            969,416          1.28%      (3.45)%
                                                     ========  ==============

        Reserves for annuity contracts in payout phase:
         Tax qualified ..........................                                        396,833
         Non-tax qualified ......................                                        325,985
                                                                                    ------------
                                                                                    $978,859,724
                                                                                    ============


     The following is a summary for 1999:

        AIM VI - Capital Appreciation Fund:
         Tax qualified ..........................     172,142     $ 15.964823       $  2,748,217          1.15%      42.74%
         Non-tax qualified ......................       5,380       15.964823             85,891          1.15%      42.74%

        AIM VI - International Equity Fund:
         Tax qualified ..........................      18,086       17.293870            312,777          0.88%      53.03%
         Non-tax qualified ......................         135       17.293870              2,335          0.88%      53.03%

        American Century VP -
        American Century VP Advantage:
          Tax qualified .........................     335,356       20.506237          6,876,890          1.32%      13.27%
          Non-tax qualified .....................     121,988       20.506237          2,501,515          1.32%      13.27%

        American Century VP -
        American Century VP Balanced:
          Tax qualified .........................       1,669       10.579044             17,656          1.11%***    8.70%***
          Non-tax qualified .....................       1,813       10.579044             19,180          1.11%***    8.70%***

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        American Century VP -
        American Century VP Capital Appreciation:
          Tax qualified .........................   1,039,334       23.256156         24,170,914          1.12%      62.39%
          Non-tax qualified .....................     395,130       23.256156          9,189,205          1.12%      62.39%

        American Century VP -
        American Century VP Income & Growth:
          Tax qualified .........................     576,734       15.175314          8,752,120          1.45%      16.49%
          Non-tax qualified .....................      25,799       15.175314            391,508          1.45%      16.49%

        The Dreyfus Socially Responsible
        Growth Fund, Inc.:
          Tax qualified .........................   1,718,535       33.157285         56,981,955          1.29%      28.39%
          Non-tax qualified .....................      82,100       33.157285          2,722,213          1.29%      28.39%

        Dreyfus Stock Index Fund:
          Tax Qualified .........................   3,233,417       33.009632        106,733,905          1.33%      19.04%
          Non-tax Qualified .....................     496,349       33.009632         16,384,298          1.33%      19.04%

        Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified ..........................     814,540       14.484129         11,797,902          1.54%      10.01%
         Non-tax qualified ......................      41,563       14.484129            602,004          1.54%      10.01%

        Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified ..........................     501,628       11.873090          5,955,874          1.31%      (1.13)%
         Non-tax qualified ......................      30,684       11.873090            364,314          1.31%      (1.13)%

        Dreyfus VIF - Small Cap Portfolio:
         Tax qualified ..........................   3,949,521       20.350320         80,374,016          1.24%      21.55%
         Non-tax qualified ......................     118,642       20.350320          2,414,403          1.24%      21.55%

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..........................   4,882,606       23.766053        116,040,273          1.35%       4.95%
         Non-tax qualified ......................     899,955       23.766053         21,388,378          1.35%       4.95%

        Fidelity VIP - High Income Portfolio:
         Tax qualified ..........................   1,552,373       15.519485         24,092,029          1.33%       6.75%
         Non-tax qualified ......................      64,851       15.519485          1,006,454          1.33%       6.75%

        Janus AS -
        Janus Aspen International Growth Portfolio:
          Tax qualified .........................     684,662       20.718419         14,185,114          0.93%      79.91%
          Non-tax qualified .....................      28,317       20.718419            586,683          0.93%      79.91%

        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..........................   1,154,090       31.511115         36,366,663          1.39%       2.92%
         Non-tax qualified ......................     441,558       31.511115         13,913,985          1.39%       2.92%

        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................   1,576,867       33.746688         53,214,039          1.33%      (3.62)%
         Non-tax qualified ......................     597,758       33.759140         20,179,796          1.33%      (3.62)%

        Nationwide SAT - High Income Bond Fund:
         Tax qualified ..........................      31,261       10.855151            339,343          1.40%       1.85%
         Non-tax qualified ......................       1,363       10.855151             14,796          1.40%       1.85%

        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................   1,219,198       22.709765         27,687,700          1.33%       3.49%
         Non-tax qualified ......................     316,915       24.674569          7,819,741          1.33%       3.49%

        Nationwide SAT - Total Return Fund:
         Tax qualified ..........................   3,167,075       97.698445        309,418,303          1.36%       5.55%
         Non-tax qualified ......................   1,062,496       94.888344        100,818,486          1.36%       5.55%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..........................   1,420,544       26.782503         38,045,724          1.18%      31.83%
         Non-tax qualified ......................     400,892       26.782503         10,736,891          1.18%      31.83%

        Strong Opportunity Fund II, Inc.:
         Tax qualified ..........................   1,462,966       22.530007         32,960,634          1.26%      33.16%
         Non-tax qualified ......................      68,512       22.530007          1,543,576          1.26%      33.16%

        Templeton VPS - Templeton International Fund:
         Tax qualified ..........................   1,910,109       20.538218         39,230,235          1.26%      22.01%
         Non-tax qualified ......................      60,501       20.538218          1,242,583          1.26%      22.01%
                                                     ========       =========

        Reserves for annuity contracts in payout phase:
         Tax qualified ..........................                                        418,884
         Non-tax qualified ......................                                        259,261
                                                                                  --------------
                                                                                  $1,210,908,663
                                                                                  ==============

     The following is a summary for 1998:

        AIM VI - Capital Appreciation Fund:
         Tax qualified ..........................      75,146     $ 11.184821     $      840,495          1.34%      17.75%
         Non-tax qualified ......................       5,515       11.184821             61,684          1.34%      17.75%

        AIM VI - International Equity Fund:
         Tax qualified ..........................      11,832       11.300603            133,709          1.23%      13.99%
         Non-tax qualified ......................         456       11.300603              5,153          1.23%      13.99%

        American Century VP -
        American Century VP Advantage:
          Tax qualified .........................     398,890       18.104123          7,221,554          1.26%      15.67%
          Non-tax qualified .....................     156,743       18.104123          2,837,695          1.26%      15.67%
          Initial Funding by Depositor ..........      25,000       19.938436            498,461          0.00%      15.67%

        American Century VP -
        American Century VP Capital Appreciation:
          Tax qualified .........................   1,194,132       14.321327         17,101,555          1.23%      (3.43)%
          Non-tax qualified .....................     509,808       14.321327          7,301,127          1.23%      (3.43)%

        American Century VP -
        American Century VP Income & Growth:
          Tax qualified .........................     319,965       13.027526          4,168,352          1.22%      25.22%
          Non-tax qualified .....................      21,051       13.027526            274,242          1.22%      25.22%

        The Dreyfus Socially Responsible
        Growth Fund, Inc.:
          Tax qualified .........................   1,409,837       25.825425         36,409,640          1.28%      27.70%
          Non-tax qualified .....................      72,378       25.825425          1,869,193          1.28%      27.70%

        Dreyfus Stock Index Fund:
         Tax qualified ..........................   2,822,344       27.730490         78,264,982          1.30%      26.55%
         Non-tax qualified ......................     515,394       27.730490         14,292,128          1.30%      26.55%

        Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified ..........................     410,871       13.166473          5,409,722          0.96%      28.53%
         Non-tax qualified ......................      31,894       13.166473            419,931          0.96%      28.53%

        Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified ..........................     529,887       12.008318          6,363,052          1.33%       4.12%
         Non-tax qualified ......................      35,289       12.008318            423,762          1.33%       4.12%

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Dreyfus VIF - Small Cap Portfolio:
         Tax qualified ..........................   4,221,501       16.742421         70,678,147          1.30%      (4.70)%
         Non-tax qualified ......................     154,139       16.742421          2,580,660          1.30%      (4.70)%

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..........................   5,377,059       22.645632        121,766,899          1.33%      10.18%
         Non-tax qualified ......................   1,151,378       22.645632         26,073,682          1.33%      10.18%

        Fidelity VIP - High Income Portfolio:
         Tax qualified ..........................   1,649,380       14.538235         23,979,074          1.36%      (5.57)%
         Non-tax qualified ......................      84,449       14.538235          1,227,739          1.36%      (5.57)%

        Janus AS -
        Janus Aspen International Growth Portfolio:
          Tax qualified .........................     313,231       11.516019          3,607,174          1.17%      15.71%
          Non-tax qualified .....................      12,850       11.516019            147,981          1.17%      15.71%

        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..........................   1,478,599       30.616503         45,269,531          1.34%      28.28%
         Non-tax qualified ......................     558,311       30.616503         17,093,530          1.34%      28.28%

        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................   2,177,680       35.013105         76,247,338          1.30%       7.49%
         Non-tax qualified ......................     885,231       35.026017         31,006,116          1.30%       7.49%

        Nationwide SAT - High Income Bond Fund:
         Tax qualified ..........................      26,163       10.658111            278,848          1.55%       4.42%
         Non-tax qualified ......................       1,104       10.658111             11,767          1.55%       4.42%

        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................   1,325,652       21.944976         29,091,401          1.30%       3.90%
         Non-tax qualified ......................     401,628       23.843612          9,576,262          1.30%       3.90%

        Nationwide SAT - Total Return Fund:
         Tax qualified ..........................   4,128,211       92.558757        382,102,079          1.33%      16.54%
         Non-tax qualified ......................   1,438,302       89.896489        129,298,300          1.33%      16.54%

        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..........................   1,672,034       20.316082         33,969,180          1.29%      10.72%
         Non-tax qualified ......................     549,897       20.316082         11,171,753          1.29%      10.72%

        Strong Opportunity Fund II, Inc.:
         Tax qualified ..........................   1,309,839       16.920120         22,162,633          1.31%      12.07%
         Non-tax qualified ......................      70,745       16.920120          1,197,014          1.31%      12.07%

        Templeton VPS - Templeton International Fund:
         Tax qualified ..........................   2,030,341       16.833378         34,177,498          1.35%       7.91%
         Non-tax qualified ......................      80,680       16.833378          1,358,117          1.35%       7.91%
                                                     ========       =========

        Reserves for annuity contracts in payout phase:
         Tax qualified ..........................                                        460,852
         Non-tax qualified ......................                                        287,444
                                                                                  --------------
                                                                                  $1,258,717,456
                                                                                  ==============

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1997:

        AIM VI - Capital Appreciation Fund:
         Tax qualified ..........................       2,066      $ 9.498576     $       19,624          1.30%***  (31.04)%***
         Non-tax qualified ......................         626        9.498576              5,946          1.30%***  (31.04)%***

        AIM VI - International Equity Fund:
         Tax qualified ..........................         591        9.913890              5,859          1.24%***   (5.33)%***

        American Century VP -
        American Century VP Advantage:
          Tax qualified .........................     442,702       15.651770          6,929,070          1.31%      11.36%
          Non-tax qualified .....................     169,301       15.651770          2,649,860          1.31%      11.36%
          Initial Funding by Depositor ..........      25,000       17.013707            425,343          0.00%      11.36%

        American Century VP -
        American Century VP Capital Appreciation:
          Tax qualified .........................   1,536,676       14.829811         22,788,615          1.27%      (4.52)%
          Non-tax qualified .....................     643,504       14.829811          9,543,043          1.27%      (4.52)%

        American Century VP -
        American Century VP Income & Growth:
          Tax qualified .........................      18,598       10.403924            193,492          1.30%***   25.01%***
          Non-tax qualified .....................       2,246       10.403924             23,367          1.30%***   25.01%***

        The Dreyfus Socially Responsible
        Growth Fund, Inc.:
          Tax qualified .........................     967,914       20.223412         19,574,524          1.30%      26.77%
          Non-tax qualified .....................      59,654       20.223412          1,206,407          1.30%      26.77%

        Dreyfus Stock Index Fund:
         Tax qualified ..........................   2,033,357       21.913276         44,557,513          1.32%      31.23%
         Non-tax qualified ......................     456,511       21.913276         10,003,652          1.32%      31.23%

        Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified ..........................       2,752       10.244238             28,192          1.24%***   15.12%***
         Non-tax qualified ......................         487       10.244238              4,989          1.24%***   15.12%***

        Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified ..........................     377,157       11.533218          4,349,834          1.24%       7.99%
         Non-tax qualified ......................      30,747       11.533218            354,612          1.24%       7.99%

        Dreyfus VIF - Small Cap Portfolio:
         Tax qualified                              3,392,727       17.567589         59,602,034          1.30%      15.23%
         Non-tax qualified ......................     173,470       17.567589          3,047,450          1.30%      15.23%

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..........................   4,809,504       20.553936         98,854,237          1.32%      26.44%
         Non-tax qualified ......................   1,235,093       20.553936         25,386,022          1.32%      26.44%

        Fidelity VIP - High Income Portfolio:
         Tax qualified ..........................   1,184,586       15.396163         18,238,079          1.27%      16.14%
         Non-tax qualified ......................      70,227       15.396163          1,081,226          1.27%      16.14%

        Janus AS -
        Janus Aspen International Growth Portfolio:
          Tax qualified .........................         978        9.952334              9,733          1.36%***   (2.95)%***
          Non-tax qualified .....................       2,117        9.952334             21,069          1.36%***   (2.95)%***

        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..........................   2,023,820       23.867569         48,303,663          1.33%      32.75%
         Non-tax qualified ......................     808,136       23.867569         19,288,242          1.33%      32.75%


                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................   2,630,778       32.572519         85,691,066          1.28%       8.24%
         Non-tax qualified ......................   1,136,230       32.584532         37,023,523          1.28%       8.24%

        Nationwide SAT - High Income Bond Fund:
         Tax qualified ..........................         279       10.206766              2,848          1.30%***   12.80%***

        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................   1,487,528       21.120495         31,417,328          1.32%       3.89%
         Non-tax qualified ......................     476,129       22.947799         10,926,113          1.32%       3.89%

        Nationwide SAT - Total Return Fund:
         Tax qualified ..........................   5,163,514       79.422176        410,097,518          1.34%      27.75%
         Non-tax qualified ......................   2,084,153       77.137765        160,766,904          1.34%      27.75%

        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..........................   1,725,578       18.349145         31,662,881          1.31%      17.90%
         Non-tax qualified ......................     620,264       18.349145         11,381,314          1.31%      17.90%

        Strong Opportunity Fund II, Inc.:
         Tax qualified ..........................     897,935       15.098205         13,557,207          1.29%      23.82%
         Non-tax qualified ......................      62,437       15.098205            942,687          1.29%      23.82%

        Templeton VPS - Templeton International Fund:
         Tax qualified ..........................   1,817,862       15.599596         28,357,913          1.33%      12.47%
         Non-tax qualified ......................      96,813       15.599596          1,510,244          1.33%      12.47%
                                                     ========       =========

        Reserves for annuity contracts in payout phase:
         Tax qualified                                                                   383,997
         Non-tax qualified                                                               269,466
                                                                                  --------------
                                                                                  $1,220,486,706
                                                                                  ==============


     The following is a summary for 1996:

        The Dreyfus Socially Responsible
        Growth Fund, Inc.:
          Tax qualified .........................     399,889     $ 15.953248     $    6,379,528          1.12%      19.65%
          Non-tax qualified .....................      30,211       15.953248            481,964          1.12%      19.65%

        Dreyfus Stock Index Fund:
         Tax qualified ..........................     995,299       16.698256         16,619,757          1.25%      20.94%
         Non-tax qualified ......................     321,661       16.698256          5,371,178          1.25%      20.94%

        Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified ..........................     202,913       10.679640          2,167,038          1.19%       1.78%
         Non-tax qualified ......................      13,559       10.679640            144,805          1.19%       1.78%

        Dreyfus VIF - Small Cap Portfolio:
         Tax qualified ..........................   1,991,389       15.245571         30,359,862          1.22%      15.07%
         Non-tax qualified ......................     132,109       15.245571          2,014,077          1.22%      15.07%

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..........................   3,685,628       16.255386         59,911,306          1.31%      12.79%
         Non-tax qualified ......................   1,140,873       16.255386         18,545,331          1.31%      12.79%

        Fidelity VIP - High Income Portfolio:
         Tax qualified ..........................     621,493       13.256841          8,239,034          1.24%      12.54%
         Non-tax qualified ......................      33,405       13.256841            442,845          1.24%      12.54%

        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..........................   1,905,248       17.979967         34,256,296          1.31%      24.49%
         Non-tax qualified ......................     779,474       17.979967         14,014,917          1.31%      24.49%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................   2,948,795       30.092479         88,736,552          1.30%       2.13%
         Non-tax qualified ......................   1,371,551       30.103580         41,288,595          1.30%       2.13%

        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................   1,617,637       20.329483         32,885,724          1.27%       3.74%
         Non-tax qualified ......................     600,726       22.088348         13,269,045          1.27%       3.74%

        Nationwide SAT - Total Return Fund:
         Tax qualified ..........................   5,119,908       62.170693        318,308,228          1.31%      20.25%
         Non-tax qualified ......................   2,180,633       60.382482        131,672,033          1.31%      20.25%

        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..........................   1,766,421       15.56312          27,491,022          1.32%       5.49%
         Non-tax qualified ......................     702,451       15.56312          10,932,329          1.32%       5.49%

        Strong Special Fund II, Inc.:
         Tax qualified ..........................     408,289       12.193238          4,978,365          0.96%      16.61%
         Non-tax qualified ......................      35,456       12.193238            432,323          0.96%      16.61%

        TCI Portfolios - TCI Advantage:
         Tax qualified ..........................     511,115       14.055040          7,183,742          1.31%       7.82%
         Non-tax qualified ......................     199,799       14.055040          2,808,183          1.31%       7.82%
         Initial Funding by Depositor ...........      25,000       15.079515            376,988          0.00%       7.82%

        TCI Portfolios - TCI Growth:
         Tax qualified ..........................   1,991,010       15.531281         30,922,936          1.36%      (5.57)%
         Non-tax qualified ......................     896,863       15.531281         13,929,431          1.36%      (5.57)%

        Templeton VPS - Templeton International Fund:
         Tax qualified ..........................   1,044,821       13.869569         14,491,217          1.22%      22.42%
         Non-tax qualified ......................      66,863       13.869569            927,361          1.22%      22.42%
                                                     ========       =========

        Reserves for annuity contracts in payout phase:
         Tax qualified ..........................                                        338,428
         Non-tax qualified ......................                                        262,042
                                                                                    ------------
                                                                                    $940,182,482
                                                                                    ============

* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Multi-Flex Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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Insurance Company